REGISTRATION NOS.   2-50931
                                                                       811-02485

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 58
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 36
                        (Check appropriate box or boxes)

                         JOHN HANCOCK CURRENT INTEREST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number including Area Code
                                 (617) 375-1700

                                SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[X]  on August 1, 1999 pursuant to paragraph (a) of Rule 485 if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  JOHN HANCOCK

                                     Money
                                  Market Funds




                               [LOGO] Prospectus
                                      August 1, 1999

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.



Money Market Fund

U.S. Government Cash Reserve

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
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A fund-by-fund summary                   MONEY MARKET FUND                     4
of goals, strategies, risks,
performance and expenses.                U.S. GOVERNMENT CASH RESERVE          6

Policies and instructions for            YOUR ACCOUNT
opening, maintaining and
closing an account in either             Choosing a share class                8
money market fund.                       How sales charges are calculated      8
                                         Opening an account                    9
                                         Buying shares                        10
                                         Selling shares                       11
                                         Transaction policies                 13
                                         Dividends and account policies       13
                                         Additional investor services         14

Further information on both              FUND DETAILS
money market funds.
                                         Business structure                   15
                                         Financial highlights                 16


                                         FOR MORE INFORMATION         back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descrip-tions begin on the next page. Each description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strate-gies it intends to use in pursuing those goals.

[Clip art] Main risks The major risk factors associated with the fund.

[Clip art] Past performance The fund's total return, measured year-by-year and over time.

[Clip art] Your expenses The overall costs borne by an investor in the fund, includ-ing sales charges and annual expenses.

JOHN HANCOCK MONEY MARKET FUNDS

These funds seek current income and preservation of capital. Each fund invests primarily in money market instruments, strives to maintain a stable $1 share price and offers check-writing for easy liquidity.

WHO MAY WANT TO INVEST

These funds may be appropriate for people who:

o require  stability  of  principal

o are seeking a mutual fund for the money market portion of an asset allocation portfolio

o need to "park" their money temporarily

o consider themselves savers rather than investors

o are investing emergency reserves

Money market funds may NOT be appropriate if you:

o want federal deposit insurance o are seeking an investment that is likely to outpace inflation

o are investing for growth o  maximum current income


RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock money market funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insur-ance Company and manages more than $30 billion in assets.

Money Market Fund

GOAL AND STRATEGY

[Clip art] The fund seeks the maximum current income that is consis-tent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equiv-alents. These securities may be issued by:

o U.S. and foreign companies

o U.S. and foreign banks

o U.S. and foreign governments

o U.S. agencies,  states and  municipalities

o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repur-chase agreements based on these securities.

The fund maintains an average dol-lar- weighted maturity of 90 days or less, and does not invest in securi-ties with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggres-sively for the best values on securities that meet the fund's credit and maturity requirements.

The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-824-0335

PAST PERFORMANCE

[Clip art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. All figures assume dividend reinvestment. Past performance does not indi-cate future results.

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Class B year-by-year total returns -- calendar years
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                                           1995      1996       1997       1998

                                           3.77%     3.27%      3.97%      3.81%


 1999 total return as of June 30: Best quarter:  Worst quarter:

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Average annual total returns -- for periods ending 12/31/98
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                                                        Life of        Life of
                                           1 year       Class A        Class B
Class A - began 9/12/95                                                  --
Class B - since 12/22/94                                                x.xx%
Class C - began 5/1/98                                                   --

MAIN RISKS

[Clip art] The value of your invest-ment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underper-form its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry addi-tional risks, including inadequate or inaccurate financial information and social or political upheavals.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the fund seeks to preserve the value of your invest-ment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

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Shareholder transaction expenses           Class A       Class B        Class C
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Maximum sales charge (load) on purchases
as a % of purchase price                     none           none          none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none           5.00%         1.00%


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Annual operating expenses                  Class A       Class B        Class C
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Management fee                               0.50%          0.50%         0.50%
Distribution and service (12b-1) fees        0.25%          1.00%         1.00%
Other expenses                               0.36%          0.36%         0.36%
Total fund operating expenses                1.11%          1.86%         1.86%
Expense reduction (at least until 8/1/00)*   0.20%          0.10%         0.10%
Annual operating expenses                    0.91%          1.76%         1.76%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                           Year 1      Year 3       Year 5      Year 10
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Class A                            $ 93         $333       $  592       $ 1,334
Class B - with redemption          $679         $875       $1,197       $ 1,975
        - without redemption       $179         $575       $  997       $ 1,975
Class C - with redemption          $279         $575       $  997       $ 2,172
        - without redemption       $179         $575       $  997       $ 2,172


*Reflects Advisers agreement to limit maximum rate of management fee to 0.40% and Distributors agreement to limit 12b-1 fee on Class A shares to 0.15% until at least 8/1/00.

FUND CODES

Class A
----------------------------------
Ticker                JHMXX
CUSIP                 478031107
Newspaper             --
SEC number            811-2485
JH fund number        44


Class B
-----------------------------------
Ticker                TSMXX
CUSIP                 478031206
Newspaper             --
SEC number            811-2485
JH fund number        144


Class C
-----------------------------------
Ticker                --
CUSIP                 478031305
Newspaper              --
SEC  number           811-2485
JH fund number        544

U.S. Government Cash Reserve

GOAL AND STRATEGY

[Clip art] The fund seeks the maximum current income that is consis-tent with maintaining liquidity and preserving capital. It invests primarily in short-term U.S. government securities and seeks to maintain a stable $1 share price.

The fund invests in securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dol-lar- weighted maturity of 90 days or less, and does not invest in securi-ties with remaining maturity of more than 13 months.

In managing the portfolio, the management team searches aggres-sively for the best values on securities that meet the fund's credit and maturity requirements.

================================================================================

PORTFOLIO MANAGERS

Team of U.S. government securities research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-824-0335

MINIMUM INITIAL INVESTMENT: $20,000

PAST PERFORMANCE

[Clip art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. All figures assume dividend reinvestment. Past performance does not indi-cate future results.

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Year-by-year  total returns -- calendar years
--------------------------------------------------------------------------------
                                            1995     1996      1997     1998

                                            5.23%    4.82%     5.42%    5.20%

1999 total return as of June 30: Best quarter:  Worst quarter:

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending  12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                                                            1 year     Class A
Class A - since 12/24/94                                     5.20%       5.18%

MAIN RISKS

[Clip art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underper-form its peers or lose money.

The U.S. government does not guarantee the market value or the current yield of government securities.

Not all of the U.S. government securities are backed by the full faith and credit of the U.S. government.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the fund seeks to preserve the value of your invest-ment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

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Shareholder transaction expenses                                         Class A
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Maximum sales charge (load) on purchases
as a % of purchase price                                                  none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                       none

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Annual operating expenses                                                Class A
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Management fee                                                           0.50%
Distribution and service  (12b-1) fees                                   0.15%
Other expenses                                                           0.23%
Total fund operating expenses                                            0.88%
Expense reimbursement (at least until 8/1/00)*                           0.53%
Annual operating expenses                                                0.35%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                      Year 1        Year 3        Year 5        Year 10
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Class A                        $36           $228          $436          $1,035

FUND CODES

Class A
-------------------------------
Ticker                TGVXX
CUSIP                 41014N107
Newspaper             --
SEC  number           811-2485
JH fund number        43


*Reflects Distributors agreement to suspend 12b-1 fee and Advisers agreement to limit expenses to 0.35% until at least 8/1/00.

YOUR ACCOUNT

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CHOOSING A SHARE CLASS

Each share class has its own cost structure including a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares. Your financial represena-tive can help you decide which share class is best for you.

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Class A
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o No sales charges.

o Distribution and service (12b-1) fees of 0.15% for Money Market Fund and 0.00% for U.S. Government Cash Reserve (fees are net of reductions by distributor).

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Class B - for Money Market Fund only
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o No front-end sales charge.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge,  as described at right.

o Automatic conversion to Class A shares after eight years thus reducing future annual expenses.

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Class C - for Money Market Fund only
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o No front-end sales charge.

o Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders will end up paying more expenses over the long term than Class A shareholders.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

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HOW SALES CHARGES ARE CALCULATED

Class B and Class C   Money Market Fund shares are offered at their net asset
value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, which-ever is less. The CDSCs are as follows:

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Money Market Fund Class B deferred charges
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Years after purchase                                  CDSC on shares being sold

1st year                                              5.00%
2nd year                                              4.00%
3rd or 4th year                                       3.00%
5th year                                              2.00%
6th year                                              1.00%
After 6th year                                        None

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Money Market Fund Class C deferred charges
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Years after purchase                                  CDSC

1st year                                              1.00%
After 1st year                                        none


All purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


8 YOUR ACCOUNT

CDSC waivers    As long as Signature Services is notified at the time you sell, the CDSC for Money Market Fund Class B and Class C shares will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans

o to make distributions from a retirement plan

o because of shareholder death or disability

o to purchase a John Hancock Declaration annuity

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the pro-ceeds in the same share class of any John Hancock fund within 120 days without a sales charge as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

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OPENING AN ACCOUNT

1 Read this prospectus carefully.
2 Determine how much you want to invest.
  The minimum initial  investments are as follows:

  o Money Market Fund:  $1,000
   o non-retirement account:  $1,000
   o retirement account:  $250
   o Monthly Automatic Accumulation Plan
     (MAAP):  $25 to open;  you must invest
     at least $25 a month
  o U.S. Government Cash Reserve:  $20,000

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

                                                                  YOUR ACCOUNT 9

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Buying shares
--------------------------------------------------------------------------------
            Opening an account                      Adding to an account


By check

[Clip art]  o Make out a check for the           o Make out a check for the
              investment amount, payable           investment amount payable to
              to "John Hancock Signature           "John Hancock Signature
              Services, Inc."                      Services, Inc."

            o Deliver the check and your         o Fill out the detachable
              completed application to your        investment slip from an
              financial representative, or         account statement. If no
              mail them to Signature Services      slip is available, include
              (address below).                     a note specifying the fund
                                                   name, your share class, your
                                                   account number and the
                                                   name(s) in which the account
                                                   is registered.

                                                 o Deliver the check and
                                                   your investment slip or
                                                   note to your financial
                                                   representative, or mail
                                                   them to Signature Services
                                                   (address below).

By exchange

[Clip art]  o Call your financial                o Call your financial
              representative or                    representative or
              Signature Services                   Signature Services to
              to request an exchange.              request an exchange.


By wire     o Deliver your completed             o Instruct your bank to
              application to your financial        wire the amount of your
[Clip art]    representative, or mail it to        investment to:
              Signature Services.
                                                    First Signature Bank & Trust
            o Obtain your account number            Account # 900000260
              by calling your financial             Routing # 211475000
              representative or Signature
              Services.                            Specify the fund name, your
                                                   share class,  your account
            o Instruct your bank to wire           number and the name(s) in
              the amount of your investment to:    which the account is regis-
                                                   tered.  Your bank may charge
                 First Signature Bank & Trust      a fee to wire funds.
                 Account # 900000260
                 Routing # 211475000

              Specify the fund name, your choice
              of share class, the new account number
              and the name(s) in which the account is
              registered.  Your bank may charge a fee
              to wire funds.

            o To receive the dividend
              for the same day you invest,
              you must place your order with
              Signature Services by 12 noon
              Eastern Time that day.

By phone

[Clip art]  See "By wire" and "By exchange."     o Verify that your bank or
                                                   credit union is a member
                                                   of the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest By
                                                   Phone" and "Bank Informa-
                                                   tion" sections on your
                                                   account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount of
                                                   your investment.

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
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To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


10 YOUR ACCOUNT

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Selling shares
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            Designed for                      To sell some or all of your shares

By letter

[Clip art]  o Accounts of any type.           o Write a letter of instruction
                                                or complete a stock power
            o Sales of any amount.              indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                              o Include all signatures and
                                                any additional documents that
                                                may be required  (see next
                                                page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check will be mailed to
                                                the name(s) and address in
                                                which the account is registered,
                                                or otherwise according to your
                                                letter of instruction.


By phone

[Clip art]  o Most accounts.                  o For automated service 24
                                                hours a day using your
            o Sales of up to $100,000.          touch-tone  phone, call
                                                the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order, call
                                                your financial representative
                                                or call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip art]  o Requests by letter to sell      o To verify that the telephone
              any amount (accounts of any       redemption" privilege is in
              type).                            place on an account, or to
                                                request the form to add it to
            o Requests by phone to sell up      an existing account, call
              to $100,000 (accounts with        Signature Services.
              telephone redemption
              privileges).                    o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT  transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

                                              o To receive the dividend for the
                                                same day you sell,  your order
                                                must be accepted after 12 noon
                                                Eastern Time that day.

By exchange

[Clip art]  o Accounts of any type.           o Obtain a current prospectus for
                                                the fund into which you are
            o Sales of any amount.              exchanging by calling your
                                                financial tive or Signature
                                                Services.

                                              o Call your financial represent-
                                                ative or Signature Services to
                                                request an exchange.

By check

[Clip art]  o Any account with checkwriting   o Request checkwriting on your
              privileges.                       account application.

            o Sales of over $100.             o Verify that the shares to be
                                                sold were purchased more than 10
                                                days earlier or were purchased
                                                by wire.

                                              o Write a check for any amount
                                                over $100.


To sell shares through the systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Pro-gram. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                         Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint, sole              o Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general                o On the letter, the signatures
partner accounts.                                and titles of all persons
                                                 authorized to sign for the
                                                 account, exactly as the account
                                                 is registered.

                                               o Signature guarantee if
                                                 applicable (see above).

Owners of corporate or association accounts.   o Letter of instruction.

                                               o Corporate resolution, certified
                                                 within the past 12 months.

                                               o On the letter and the
                                                 resolution, the signature of
                                                 the person(s) authorized to
                                                 sign for the account.

                                               o Signature guarantee if
                                                 applicable (see above).

Owners or trustees of trust accounts.          o Letter of instruction.

                                               o On the letter, the signature(s)
                                                 of the trustee(s).

                                               o Provide a copy of the trust
                                                 document certified within the
                                                 past 12 months.

                                               o Signature guarantee if
                                                 applicable (see above).

Joint tenancy shareholders with rights of      o Letter of instruction signed
survivorship whose co-tenants are deceased.      by surviving tenant.

                                               o Copy of death certificate.

                                               o Signature guarantee if
                                                 applicable (see above).

Executors of shareholder estates.              o Letter of instruction signed
                                                 by executor.

                                               o Copy of order appointing
                                                 executor, certified within the
                                                 past 12 months.

                                               o Signature guarantee if
                                                 applicable (see above).

Administrators, conservators, guardians        o Call 1-800-225-5291 for
and other sellers or account types not           instructions.
listed above.




12 YOUR ACCOUNT

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined twice each business day at 12 noon and at the close of regular trad-ing on the New York Stock Exchange (typically 4 P.M. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the fund maintain its $1 constant share price, portfolio invest-ments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

Buy and sell prices Investors buy and sell all shares at NAV. When you sell Class B or Class C shares, the deferred sales charge may be subtracted, as described earlier.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typi-cally Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated (normally $1) after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, tele-phone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transac-tions are not permitted on accounts whose names or addresses have changed within the past 30 days. Pro-ceeds from telephone transactions can only be mailed to the address of record.

Exchanges   You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical. If no sales charge was paid on Class A shares, you will pay the sales charge imposed by the new fund. Otherwise, your Class A shares will be exchanged with-out a sales charge. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market tim-ing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares   All money market funds shares are electronically recorded.
Certificated shares are not available.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvest-ment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Most of these funds' divi-dends are income dividends. Purchases by wire or other federal funds that are accepted before 12 noon Eastern Time will receive the dividend declared that day. Other orders, including those that are not accompanied by federal funds, will begin receiving dividends the follow-ing day. Redemption orders accepted before 12 noon Eastern Time will not receive that day's dividends.

Dividend reinvestments   Most investors have their dividends reinvested in
additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

                                                                 YOUR ACCOUNT 13

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated invest-ment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a money market fund, whether reinvested or taken as cash, are generally considered taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. However, as long as a fund maintains a stable share price, you will not have a gain or loss on shares you sell or exchange.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance   The adviser and the funds' service providers are taking
steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)   MAAP lets you set up regular
investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum except U.S. Government Cash Reserve) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan    This plan may be used for routine bill payments or
periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans   John Hancock Funds offers a range of retirement plans,
including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no mini-mum investment at all. To find out more, call Signature Services at 1-800-225-5291.


14 YOUR ACCOUNT

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock money market funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Money Market Fund have the power to change this fund's investment goal without share-holder approval.

Management fees   The management fees paid to the investment adviser by the John
Hancock money market funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Money Market                                                           0.40%
U.S. Government Cash Reserve                                           0.12%

   [The following information was represented as a flow chart in the printed material.]

                                  ------------
                                  Shareholders
                                  ------------

Distribution and
shareholder services

                  --------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                  --------------------------------------------

                   --------------------------------------------
                              Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives
                   --------------------------------------------

               --------------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               --------------------------------------------------

                          ---------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.

                          Manages the funds' business
                           and investment activities.
                          ---------------------------

                     --------------------------------------
                                    Custodian

                         State Street Bank & Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                     --------------------------------------

                                                                   Asset
                                                                management

                         ------------------------------
                                    Trustees

                         Oversee the funds' activities.
                         ------------------------------


                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

MONEY MARKET FUND

Figures audited by __________________.


------------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                        10/95 (1)         10/96         3/97 (2)          3/98          3/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset  value,  beginning of period                       $1.00            $1.00          $1.00            $1.00
Net investment income (loss)                                  0.01             0.05           0.02             0.05
Less distributions:
  Dividends from net investment income                       (0.01)           (0.05)         (0.02)           (0.05)
Net asset value, end of period                               $1.00            $1.00          $1.00            $1.00
Total investment return at net asset value (3)(%)             0.64 (4)         4.56           1.80 (4)         4.92
Net assets, end of period (000s omitted) ($)                20,942          262,475        359,453          312,762
Ratio of expenses to average net assets (%)                   1.07 (5)         1.17           1.10 (5)         0.89
Ratio of net investment income (loss) to
 average net assets (%)                                       4.94 (5)         4.41           4.44 (5)         4.82

------------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                              10/94     10/95 (6)         10/96         3/97 (2)          3/98          3/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period               $1.00     $1.00            $1.00          $1.00            $1.00
Net investment income (loss)                        0.02      0.04             0.04           0.01             0.04
Less distributions:
  Dividends from net investment income             (0.02)    (0.04)           (0.04)         (0.01)           (0.04)
Net asset value, end of period                     $1.00     $1.00            $1.00          $1.00            $1.00
Total investment return at
  net asset value (3) (%)                           1.87      4.07             3.71           1.45 (4)         4.04
Total adjusted investment return at
  net asset value (3,7) (%)                          --        --               --              --              --
Net assets, end of period (000s  omitted)($)      58,366    54,313          108,162        130,056           81,027
Ratio of expenses to average net assets (%)         2.06      1.92             2.00           1.96 (5)         1.74
Ratio of adjusted expenses to
 average net assets (8) (%)                          --        --               --              --              --
Ratio of net investment income (loss) to
 average net assets (%)                             1.97      3.96             3.58           3.60 (5)         3.97
Ratio of adjusted net investment income (loss)to
 average net assets (8) (%)                          --        --               --              --              --


------------------------------------------------------------------------------------------------------------------------------------
Class C - year ended:                                                                                                        3/99(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                        $1.00
Net investment income (loss)
Less distributions:
  Dividends from net investment income
Net asset value, end of period
Total investment return at net asset value (3) (%)
Ratios and supplemental data
Net assets, end of period (000s omitted ($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net assets (%)

(1) Class A shares began operations on September 12, 1995. Class C shares began operations on May 1, 1998.

(2) Effective March 31, 1997, the fiscal year end changed from October 31 to March 31.

(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(8) Unreimbursed, without fee reductions.


16 FUND DETAILS


U.S. Government Cash Reserve

Figures audited by ___________________.

------------------------------------------------------------------------------------------------------------------------------------
Year ended:                                                 5/94         5/95 (1)       5/96        3/97 (2)        3/98        3/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $1.00          $1.00        $1.00       $1.00          $1.00
Net investment income (loss)                                 0.03           0.05         0.05        0.04           0.05
Less distributions:
  Dividends from net investment income                      (0.03)         (0.05)       (0.05)      (0.04)         (0.05)
Net asset value, end of period                              $1.00          $1.00        $1.00       $1.00          $1.00
Total investment return at net asset value (3) (%)           3.04           5.07         5.59        4.37 (4)       5.43
Total adjusted investment return at
  net asset value (3,5) (%)                                  2.74           4.69         4.84        3.93 (4)       5.02
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               94,408         29,131       28,907      55,321         74,447
Ratio of expenses to average net assets (%)                  0.35           0.35         0.35        0.35 (7)       0.35
Ratio of adjusted expenses to averagenet assets (6) (%)      0.65           0.73         1.10        0.88 (7)       0.76
Ratio of net investment income (loss) to
  average net assets (%)                                     2.96           4.79         5.41        5.15 (7)       5.30
Ratio of adjusted net investment income (loss) to
  average net assets (6) (%)                                 2.66           4.41         4.66        4.62 (7)       4.89

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(2) Effective March 31, 1997, the fiscal year end changed from May 31 to March 31.

(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the period shown.

(6) Unreimbursed, without fee reduction.

(7) Annualized.

                                                                 FUND DETAILS 17

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock money market funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:
www.jhancock.com/funds

Or you may view or obtain these
documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov


[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603



                                               (C) 1999 John Hancock Funds, Inc.
John Hancock (R)                                                      MNYPN 8/99

                         JOHN HANCOCK MONEY MARKET FUND



                       Class A, Class B and Class C Shares
                       Statement Of Additional Information

                                 August 1, 1999

This Statement of Additional Information provides information about John Hancock Money Market Fund (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' Prospectus dated August 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents
                                                                            Page

Organization of the Fund.............................................          2
Investment Objective and Policies....................................          2
Investment Restrictions..............................................          8
Those Responsible for Management.....................................         10
Investment Advisory and Other Services...............................         20
Distribution Contracts...............................................         22
Sales Compensation...................................................         24
Net Asset Value......................................................         25
Purchase of Class A Shares...........................................         26
Deferred Sales Charge on Class B and Class C Shares..................         26
Special Redemptions..................................................         30
Additional Services and Programs.....................................         30
Description of the Fund's Shares.....................................         31
Tax Status...........................................................         33
Calculation of Performance...........................................         35
Brokerage Allocation.................................................         36
Transfer Agent Services..............................................         38
Custody of Portfolio.................................................         38
Independent Auditors.................................................         38
Appendix A...........................................................        A-1
Appendix B...........................................................        B-1
Financial Statements.................................................        F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to December 2, 1996, the Fund was a series portfolio of John Hancock Series, Inc.("John Hancock Series, Inc."), an open-end management investment company organized as a Maryland corporation. Prior to September 12, 1995, the Fund was called John Hancock Money Market Fund B. Prior to December 22, 1994, the Fund was called Transamerica Money Market Fund B.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser, an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risk. The investment objective of the Fund is non-fundamental and may be changed by vote of the Trustees without shareholder approval. However, the 25% investment limitation on foreign bank obligations is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund seeks to provide maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund invests in high quality money market instruments. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities.


The Fund seeks to achieve its objective by investing in money market instruments including, but not limited to, U.S. Government, municipal and foreign governmental securities; obligations of international organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. As a fundamental policy, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks and (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. All of the Fund's investments will be denominated in U.S. dollars.


At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. (" Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance.


Subsequent to its purchase by either Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.



Government Securities. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Custodial Receipts. The Fund may acquire custodial receipts in respect of U.S. government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. government securities.

Bank and Corporate Obligations. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Municipal Obligations. The Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Investments in Foreign Securities. The Fund may invest in U.S. dollar denominated foreign securities and certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by foreign banks and their U.S. and foreign branches and foreign branches of U.S. banks. The Fund may also invest in municipal instruments backed by letters of credit issued by certain foreign banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the Fund is restricted to purchasing U.S. dollar denominated securities.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For this purpose, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for Section 4(2) paper or specific Rule 144A securities, that they are liquid, they will not be subject to the 10% limit. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 30% of its total assets.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may engage in short-term trading in response to market conditions, changes in interest rates or other income trends and developments or to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this Statement of Additional Information), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States or any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested. (The Staff of the Securities and Exchange Commission has taken the position that a money market fund may not invest more than 10% of its net assets in illiquid securities. The Fund has undertaken with the Staff to require, that as a matter of operating policy, it will not invest in illiquid securities in an amount exceeding 10% of its net assets.)

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "Investment Company Act")) if such issuance is specifically prohibited by the Investment Company Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

In addition, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks or (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. Also, the Fund may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer maturing in less than one year shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       11


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       12



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.


Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       13


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       14


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       15


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       16



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       17


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.


                                                            Total Compensation
                                                            from all Funds in
                                Aggregate                   John Hancock
                                Compensation                Fund Complex to
Trustees                        from the Fund*              the Trustees**
--------                        --------------              --------------

James F. Carlin                       $                           $
William H. Cunningham +
Charles F. Fretz
Harold R. Hiser. Jr. +
Charles L. Ladner
Leo E. Linbeck, Jr.
Patricia P. McCarter +
Steven R. Pruchansky +
Norman H. Smith +
John P. Toolan +

Total                                 $                            $

*        Compensation is for the fiscal year ended March 31, 1999.

** The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.

+ As of December 31, 1998, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for
         Mr. Cunningham was $    for Mr. Hiser was $    , for Ms. McCarter was
         $     , for Mr. Pruchansky was $     , for Mr. Smith was $    and for
         Mr. Toolan was $      under the John Hancock Deferred Compensation
         Plan for Independent Trustees.


All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of April 27, 1999, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of either class of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:


----------------------------------------------- -------------------------------- -------------------------------------
                                                                                    Percentage of total Outstanding
Name and Address of Shareholder                       Class of Shares               Shares of the Class of the Fund
-------------------------------                       ---------------               -------------------------------
----------------------------------------------- -------------------------------- -------------------------------------

G. David Miller                                              C                                46.89%
4004 S Spring Loop
Roswell NM 88201-9625

----------------------------------------------- -------------------------------- -------------------------------------
A G Edwards & Sons                                           C                                 9.49%
Custodian For
Sydney A Abrams
Rollover IRA Account
4230 West Mercer Way
Mercer Island WA 98040-3408

----------------------------------------------- -------------------------------- -------------------------------------
Prudential Securities Inc. FBO                               C                                 9.45%
Jeff Filmore
87 Lothrop St
Beverly MA 0915-5226

----------------------------------------------- -------------------------------- -------------------------------------
Frank D Ragucci Jr.                                          C                                 5.31%
Rose Ragucci Jt Wros
3662 Chatham Dr
Palm Harbour FL 34684-4710

----------------------------------------------- -------------------------------- -------------------------------------


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts , maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

   Average Daily Net Assets                       Fee (Annual Rate)
   ------------------------                       -----------------

     First $500 million                                0.500%*
     Next $250 million                                 0.425%*
     Next $250 million                                 0.375%
     Next $500 million                                 0.350%
     Next $500 million                                 0.325%
     Next $500 million                                 0.300%
     Over $2.5 billion                                 0.275%

*The Adviser has reduced the fee to 0.40% of the Fund's average daily net assets and cannot reinstate the fee without the Trustees' consent.

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the period from November 1, 1994 to December 22, 1994 and for the fiscal year ended October 31, 1994, advisory fees payable by the Fund to Transamerica Fund Management Company ("TFMC"), the Fund's former investment adviser, were $50,611 and $214,088, respectively.

For the period from December 22, 1994 to the fiscal year ended October 31, 1995 and for the fiscal year ended October 31, 1996 and for the period from November 1, 1996 to March 31, 1997, advisory fees payable by the Fund to the Adviser, were $221,171, $1,327,385 and $694,373.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding voting securities of the Funds and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended October 31, 1996, the Fund paid the Adviser $54,014 for services under this agreement. For the period from November 1, 1996 to March 31, 1997, the Fund paid the Adviser $32,549 for services under this Agreement. For the fiscal years ended March 31, 1998 and 1999, the Fund paid the Adviser $71,537 and $ , respectively.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00%, for Class B and Class C shares, respectively, of the Fund's average daily net assets attributable to shares of that class. Currently however, the Fund has agreed to limit fees attributable to Class A shares to 0.15% of the Fund's average daily net assets. The service fee will not exceed 0.15% or 0.25% of the Fund's average daily net assets attributable to each of shares and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments they make under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time. For the fiscal year ended March 31, 1999, an aggregate of $ of distribution expenses or of % of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended March 31, 1999, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services of the Fund.


                                              Expense Items
                                              -------------




                                         Printing and                                               Interest,
                                         Mailing of                                                 Carrying or
                                         Prospectuses        Compensation        Expenses of        Other
                                         to New              To Selling          John Hancock       Finance
Shares                Advertising        Shareholders        Brokers             Funds              Charges
------                -----------        ------------        -------             -----              -------
Class A               $                  $                   $                   $                  $
Class B               $                  $                   $                   $                  $
Class C*              $                  $                   $                   $                  $

*Commenced operations May 1, 1998.


SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.

Class B unreimbursed distribution expenses (1)

--------------------------- -------------------------- -------------------------
                            Unreimbursed               As a % of
Fund                        Expenses                   net assets
--------------------------- -------------------------- -------------------------
Money Market                $275,770                   0.28%
--------------------------- -------------------------- -------------------------


(1) As of the most recent fiscal year end covered by the fund's financial highlights. These expenses may be carried forward indefinitely.

Class C Class C shares began operations after the 1998 fiscal year. Therefore, there are no unreimbursed expenses to report.

Initial compensation Whenever you make an investment in Class B shares of Money Market Fund, the financial services firm receives a commission equal to 3.75% of the offering price. The firm also receives the first year's service fee equal to 0.25% of the net amount invested.

Whenever you make an investment in Class C shares of Money Market Fund, the financial services firm receives a commission equal to 0.75% of the offering price. The firm also receives the first year's service fee equal to 0.25% of the net amount invested.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.15% of its total eligible net assets in Money Market Fund Class A shares and 0.25% of its total eligible net assets in Class B and Class C shares. This fee is paid quarterly in arrears.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of each class of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in any class of shares of the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF CLASS A SHARES

Class A shares of the Fund will be sold at their net asset value without a sales charge. Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of a sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement plans administered by John Hancock Signature Services Inc. ("Signature Services") or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $1 per share. The second year after your purchase, you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $1 per share                  $50
*        Minus proceeds of 10 shares not subject to CDSC (dividend       -10
         reinvestment)                                                   ---
*        Amount subject to CDSC                                          $40

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.


*        Returns of excess contributions made to these plans.


* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) (such as Money Purchase Pension Plans, and Profit Sharing Plan 401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.


* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.


Please see matrix for some examples.


----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-
Distribution            (401 (k),                                            Rollover          retirement
                         MPP, PSP)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or                Waived            Waived            Waived           Waived            Waived
Disability
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             mandatory         value annually
                                                                             distributions     in periodic
                                                                             or 12% of         payments
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments          payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Not Waived        Not Waived        Not Waived       Not Waived        N/A
Plan
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of               Waived            Waived            Waived           Waived            N/A
Excess
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such security would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

 Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B and Class C shares. Therefore, a shareholder should not purchase shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic
Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.


The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the same Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.


To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of three classes of shares of the fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.


TAX STATUS


The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any ) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.


Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss and investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if the Fund always successfully maintains a constant net asset value per share, although a loss may still arise if a CDSC is paid. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods including the treatment of losses on the sales of shares held for six months or less that are recharacterized as long-term capital losses, as described above.


For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments, if any, in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. It is not likely that the Fund will generally qualify to pass through such foreign taxes and any associated foreign tax credits or deduction to its shareholders, who therefore will generally not take such taxes into account directly on their tax returns.


The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

A state income ( and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income.


CALCULATION OF PERFORMANCE

For the purposes of calculating yield for the classes of the Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended October 31,1996 and 1995, the Fund did not pay negotiated brokerage commissions on portfolio transactions. Also for the period from November 1, 1996 to March 31, 1997 and fiscal years ended March 31, 1999 and 1998, the Fund did not pay negotiated brokerage commissions on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal years ended March 31, 1999 and 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Services, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended March 31, 1999 and 1998, the Fund paid did not pay brokerage commissions to any Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.


Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent of the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account, $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are _______________________. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information are as of the Fund's fiscal year ended March 31, 1999 and have been audited by ____________________ for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

TYPES OF INVESTMENT RISK

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or other-wise become unable to honor a financial obligation. Common to all debt securities.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into large changes in value.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all debt securities and the mutual funds that invest in them.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

Year 2000 risk The risk that the funds' operations could be disrupted by year 2000-related computer sys-tem problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.

                                   APPENDIX B


                      CORPORATE AND TAX-EXEMPT BOND RATINGS


Moody's Investors Service, Inc. ("Moody's)

Aaa, Aa, A and Baa - Bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

                             TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

                CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

                    JOHN HANCOCK U.S. GOVERNMENT CASH RESERVE

                       Statement Of Additional Information


                                 August 1, 1999

This Statement of Additional Information provides information about John Hancock U.S. Government Cash Reserve (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' Prospectus dated August 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                Table of Contents
                                                                            Page
Organization of the Fund..............................................         2
Investment Objective and Policies.....................................         2
Investment Restrictions...............................................         4
Those Responsible for Management......................................         6
Investment Advisory and Other Services................................        16
Distribution Contracts................................................        18
Net Asset Value.......................................................        19
Purchase of Shares....................................................        20
Special Redemptions...................................................        20
Additional Services and Programs......................................        20
Description of the Fund's Shares......................................        21
Tax Status............................................................        22
Calculation of Performance............................................        24
Brokerage Allocation..................................................        25
Transfer Agent Services...............................................        27
Custody of Portfolio..................................................        27
Independent Auditors..................................................        27
Financial Statements..................................................       F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to December 22, 1994, the Fund was called Transamerica U.S. Government Cash Reserve.

John Hancock Advisers, Inc. (the "Adviser"), is the Fund's investment adviser, an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company") a Massachusetts life insurance company chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. The investment objective of the Fund is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund invests only in securities issued or guaranteed by the U.S. Government which mature within 13 months from the date of purchase and repurchase agreements with respect to these securities with an average portfolio maturity of 90 days or less. The Fund seeks to obtain maximum current income from these short-term investments to the extent consistent with maintaining liquidity and preserving capital.

Securities issued or guaranteed by the U.S. Government differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of 1-10 years and Treasury bonds have maturities of greater than 10 years at the date of issuance.

Securities in which the Fund invests may not earn as high a level of current income as longer-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

The return on an investment in the Fund will depend on the interest earned by the Fund's investments after expenses of the Fund are deducted. The return is paid to shareholders in the form of dividends.

The Fund seeks to maintain a net asset value of $1.00 per share at all times. There can be no assurance that the Fund will be able to maintain a constant $1.00 share price. However, because the Fund purchases high quality U.S. Government securities with short maturities, this policy helps to minimize any price decreases or increases that could result from changes in interest rates or an issuer's creditworthiness. The Fund's investment objective, policies and restrictions (including a restriction on borrowing money and pledging assets), except as noted, are fundamental and may not be changed without the approval of the Fund's shareholders.

Government Securities. U.S. Government securities are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury bills, notes and bonds, and certain obligations of government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates ("Ginnie Maes") are supported by the full faith and credit of the U.S. Treasury (the "Treasury"). Other obligations such as securities of the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation ("Freddie Macs") are supported by the right of the issuer to borrow from the Treasury; while others, such as bonds issued by the Federal National Mortgage Association ("Fannie Maes"), which is a private corporation, are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Obligations not backed by the full faith and credit of the U.S. Government may be secured, in whole or in part, by a line of credit with the Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the U.S. Government. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment. Variable Amount Demand Master Notes are obligations that permit the investment by the Fund of fluctuating amounts as determined by the Fund at varying rates of interest pursuant to direct arrangements between the Fund and the issuing government agency. Although callable on demand by the Fund, these obligations are not marketable to third parties.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would then be so invested-considering only the remaining days to maturity of existing repurchase agreements. In addition, the securities underlying repurchase agreements are not subject to the restrictions applicable to maturity of the portfolio or its securities.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Money Market Instruments. Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to investors will vary, rising or falling with short- term rates generally. All of these obligations in which the Fund invests are guaranteed by the U.S. Government or one of its agencies or instrumentalities.


Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other income trends and developments or to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth under the caption "Financial Highlights" in the Prospectus.


The Fund does not intend to invest for the purpose of seeking short-term profits. The Fund's portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.

The Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, private placements, corporate bonds or debentures maturing beyond one year from the date of purchase, state bonds, or industrial revenue bonds, except through the purchase of debt obligations referred to under "Investment Objective and Policies" in this Statement of Additional Information.

         2.       Sell securities short;

         3.       Write or purchase put or call options;

         4. Underwrite the securities of another issuer, purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities") or purchase securities which are not readily marketable;

         5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests;

         6. Make loans to other persons, except the Fund may enter into repurchase agreements as provided in the investment practices. The purchase of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of securities, is not considered to be the making of a loan;

         7. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in bank obligations of domestic branches of U.S. banks including deposits with and obligation of savings institutions, obligations of foreign branches of domestic banks when the Adviser believes that the domestic parent will be ultimately responsible for payment if the issuing bank should fail to do so, U.S. Treasury Bills or other obligations issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities;

         8.       Invest in companies for the purpose of exercising control;

         9. Invest more than 5% of the value of the Fund's assets in the securities of any one issuer (other than securities issued or guaranteed as to principal and interest by the U.S. Government, or one of its agencies or instrumentalities).

         10. Borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets; or

         11. Pledge its assets except in amounts not in excess of the lesser of the dollar amount borrowed or 15% of the value of the Fund's total assets at the time of borrowing and only to secure borrowings for temporary or emergency purposes.

Non-fundamental Investment Restriction. The following investment restriction is designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

         1. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       7



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       8


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.


Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       9


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       10


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       11


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       12


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       13


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.


                                                            Total Compensation
                                                            from all Funds in
                                                            John Hancock Fund
                          Aggregate Compensation               Complex to
Trustees                     from the Fund*                    Trustees**
--------                     --------------                    ----------

James F. Carlin                    $                                $
William H. Cunningham+
Charles F. Fretz
Harold R. Hiser, Jr. +
Charles L. Ladner
Leo E. Linbeck, Jr.
Patricia P. McCarter +
Steven R. Pruchansky +
Norman H. Smith +
John P. Toolan+

Total                              $                                $

* Compensation is for the fiscal year ended March 31, 1999.

**The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds. Effective October 1, 1998, Mr. Fretz and Ms McCarter resigned as Trustees of the Complex.

+ As of December 31, 1998, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Cunningham
was $    , for Mr. Hiser was $    , for Ms. McCarter was $ for Mr. Pruchansky
was $     , for Mr. Smith was $70,607 and for Mr. Toolan was $      under the
John Hancock Deferred Compensation Plan for Independent Trustees.


All of the officers listed are officers or employees of the Adviser of Affiliated Companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of April 27, 1999, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, no person or entity owned beneficially or of record 5% or more of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

                                                                Fee
Average Daily Net Assets                                   (Annual Rate)
------------------------                                   -------------

         First $500 million..................................... 0.500%
         Next $250 million...................................... 0.425%
         Next $250 million...................................... 0.375%
         Next $500 million...................................... 0.350%
         Next $500 million...................................... 0.325%
         Next $500 million...................................... 0.300%
         Amount Over $2.5 billion............................... 0.275%

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser has agreed to limit Fund expenses to 0.35% of the Fund's average daily net asset value. The Adviser retains the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (I) by holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding securities of the Fund and will terminate automatically if assigned.

For the fiscal years ended May 31, 1994 and 1995 advisory fees paid by the Fund to Transamerica Fund Management Company ("TFMC"), the Fund's former investment adviser, amounted to $690,268 and $310,040, respectively. For the fiscal years ended May 31, 1995 and 1996, and for the period from June 1, 1996 to March 31, 1997, advisory fees paid by the Fund to the Adviser amounted to $130,358, $143,299 and $194,696, respectively. However, all or a portion of such fees were not imposed pursuant to the voluntary fee and expense limitation arrangements then in effect.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period from June 1, 1996 to March 31, 1997, the Fund paid the Adviser $6,664 for services under this Agreement. For the fiscal years
ended  March  31,  1999 and  1998,  the Fund  paid the  Adviser $     and
$11,791, respectively.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed at the time of sale. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.


The Fund's Trustees adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investment Company Act"). Under the Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 0.15% of the Fund's daily net assets. The service fee will not exceed 0.15% of the Fund's average daily net assets. Therefore, up to 0.15% is for service expenses and the remaining amount is for distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. The payment of fees by the Fund under the Plan has been indefinitely suspended.

The Plan was approved by a majority of the voting securities of the Fund. The Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plan.

Pursuant to the Plan, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plan provides that it will continue in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plan provides that it may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares upon 60 days written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the Fund. The Plan provides that no material amendment to the Plan will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. In adopting the Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the shares of the Fund.

From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized whenever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure is intended to permit the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the Fund is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing the net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF SHARES

Shares of the Fund are offered at a price equal to their net asset value per share which will normally be constant at $1.00. Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of Fund shares for shares of other funds and portfolios managed by the Adviser.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to John Hancock Signature Services, Inc. ("Signature Services").

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of one class of shares of the Fund.

The shares of the Fund represent an equal proportionate interest in the aggregate net assets attributable to the Fund.

In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.


TAX STATUS


The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Upon a redemption or other disposition of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income ( and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings, reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commission are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal year ended May 31, 1996, the Fund did not pay negotiated brokerage commissions on portfolio transactions. Also, for the period from June 1, 1996 to March 31, 1997 and the fiscal years ended March 31, 1999 and 1998, the Fund did not pay negotiated brokerage commissions on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal years ended March 31, 1999 and 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended March 31, 1999 and 1998, the Fund did not execute any portfolio transactions with any Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.


Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund of the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature
Services an annual fee of $20.00 for each shareholder account, plus out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated on the basis of the relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are _______________________. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information are as of the Fund's fiscal year ended March 31, 1999 and have been audited by ________________________________ for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

                          JOHN HANCOCK CURRENT INTEREST

                                     PART C.

                                OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.                 Director, Chairman and           Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Kathleen M. Graveline                    Senior Vice President                        None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President            Senior Vice President and
101 Huntington Avenue                             and                      Chief Financial Officer
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
380 Stuart Street
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts




                                      C-4


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                         Director and Executive          President, Chief Investment Officer
101 Huntington Avenue                       Vice President                   and Chief Operating Officer
Boston, Massachusetts

John M. DeCiccio                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                             None
53 State Street
Boston, Massachusetts

Maureen R. Ford                                Director                             None
101 Huntington Avenue
Boston, Massachusetts


                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

James V. Bowhers                               President                             None
101 Huntington avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Peter F. Mawn                           Senior Vice President                        None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Renne M. Humphrey                           Vice President                           None
101 Huntington Avenue
Boston, Massachusetts


     (c) None.

Item 28.  Location of Accounts and Records

     The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

          Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of May 1999.

                                             JOHN HANCOCK CURRENT INTEREST


                                             By:            *
                                                 -------------------------
                                                 Edward J. Boudreau, Jr.
                                                 Chairman and Chief Executive
                                                 Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                  Title                             Date
       ---------                                  -----                             ----
             *
------------------------            Chairman and Chief Executive
Edward J. Boudreau, Jr.             Officer (Principal Executive Officer)


/s/ James J. Stokowski
------------------------            Vice President, Treasurer and               May 24, 1999
James J. Stokowski                  Chief Accounting Officer


             *
------------------------            Trustee
James F. Carlin

             *
------------------------            Trustee
William H. Cunningham

             *
------------------------            Trustee
Ronald R. Dion

             *
------------------------            Trustee
Harold R. Hiser, Jr.

             *
------------------------            Trustee
Anne C. Hodsdon


                                      C-8


       Signature                                  Title                             Date
       ---------                                  -----                             ----

             *
------------------------            Trustee
Charles L. Ladner

             *
------------------------            Trustee
Leo E. Linbeck, Jr.

             *
------------------------            Trustee
Steven R. Pruchansky

             *
------------------------            Trustee
Richard S. Scipione

             *
------------------------            Trustee
Norman H. Smith

             *
------------------------            Trustee
John P. Toolan



*By:     /s/ Susan S. Newton
         -------------------                                                    May 24, 1999
         Susan S. Newton,
         Attorney-in-Fact under
         Powers of Attorney dated
         June 25, 1996, January 1, 1999 and
         March 17, 1999.


                          John Hancock Current Interest

                                  EXHIBIT INDEX

Exhibit No.                    Exhibit Description

99.(a)      Amended and Restated Declaration of Trust dated July 1, 1996.**

99.(a).1 Amendment of Section 5.11 and Established and Designation of Class C Shares dated May 1, 1998.****

99.(b)      By Laws.  Amended and Restated By-Laws dated November 19, 1996.***

99.(c) Instruments Defining Rights of Security Holders, see exhibit 99(a) and 99(b).

99.(d) Investment Advisory Contracts. Investment Management Contract between John Hancock Advisers, Inc. and the Registrant on behalf of U.S. Government Cash Reserve Fund dated December 22, 1994.*

99.(d).1 Investment Management Contract between John Hancock Adviser, Inc. and the Registrant of behalf of Money Market Fund dated December 2, 1996.***

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Broker Distribution Services, Inc. and the Registrant dated
            December 22, 1994.*

99.(e).1    Amendment to Distribution Agreement dated December 2, 1996.***

99.(e).2 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds dated
            Jaunuary 1, 1995.*

99.(f)      Bonus or Profit Sharing Contracts.  Not Applicable

99.(g) Custodian Agreements. Master Custodian Agreement between the John Hancock Funds and State Street Bank and Trust Company dated
            March 9, 1999.+

99.(h) Other Material Contracts. Master Transfer Agency and Service Agreement between John Hancock Funds, Inc. and the John Hancock Signature Services, Inc. dated June 1, 1998.****

99.(i)      Legal Opinion.+

99.(j)      Other Opinions.  Not Applicable

99.(k)      Omitted Financial Statements.  Not Applicable

99.(l)      Initial Capital Agreements.  Not Applicable

99.(m) Rule 12b-1 Plan. Class A Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated
            December 2, 1996.***

99.(m).1 Class B Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.(m).2 Class C Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated May 1, 1998.****

99.B16      Schedule of Computation of Yield and Total Return.**

99.(n)      Financial Data Schedule. Not Applicable

99.(o) John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Current Interest.+

* Previously filed electronically with post-effective amendment number 48 (file nos. 811-02485 and 2-50931 ) on September 27, 1995, accession number 0000950135-95-001114.

** Previously filed electronically with post-effective amendment number 51 (file numbers 811-02485 and 2-50931) on August 26, 1996, accession number 0001010521-96-000145).

*** Previously filed electronically with post-effective amendment number 54 (file numbers 811-02485 and 2-50931) on February 28, 1997, accession number 0001010521-97-000231.

**** Previously filed electronically with post-effective amendment number 57
     (file numbers 811-02485 and 2-50931) on July 27, 1998, accession number 0001010521-99-000294.

+    Filed herewith.

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund,
John Hancock Current Interest, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, and John Hancock Tax-Free Bond Trust, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.


/s/James F. Carlin                            /s/Leo E. Linbeck
------------------                            -----------------
Jams F. Carlin, Trustee                       Leo E. Linbeck, Jr., Trustee

/s/William H. Cunningham                      /s/Steven R. Pruchansky
------------------------                      -----------------------
William H. Cunningham, Trustee                Steven R. Pruchansky, Trustee

/s/Ronald R. Dion                             /s/Norman H. Smith
-----------------                             ------------------
Ronald R. Dion, Trustee                       Norman H. Smith, Trustee

/s/Harold R. Hiser                            /s/John P. Toolan
------------------                            -----------------
Harold R. Hiser, Jr., Trustee                 John P. Toolan, Trustee

/s/Charles L. Ladner
--------------------
Charles L. Ladner, Trustee



s:corpsecty:trustees\pwrattypanel B

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Edward J. Boudreau, Jr.
--------------------------
Edward J. Boudreau, Jr., Trustee


s:corpsecty:trustees\pwrtyattypanelsAB EJB

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Anne C. Hodsdon
------------------
Anne C. Hodsdon, Trustee


/s/Richard S. Scipione
----------------------
Richard S. Scipione, Trustee


s:corpsecty:trustees\pwrattypanelsAB

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 17th day of March, 1999.

                                               /s/Stephen L Brown
                                               ------------------
                                               Stephen L. Brown, Trustee